Intangible Assets And Unfavorable Lease Terms	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS [Text Block]

NOTE 7 -	INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS

Intangible assets and unfavorable lease terms as of December 31, 2011 and 2010 consist of the following:

			Write-off	Net Book Value
		Accumulated	of intangible	December 31,
	Cost	Amortization	asset	2011
Unfavorable lease terms	$(8,486)	$8,486	$—	$—
Favorable lease terms charter out	235,654	(55,094)	(3,979)	176,581

Total	$227,168	$(46,608)	$(3,979)	$176,581

			Transfer to	Net Book Value
		Accumulated	vessel	December 31,
	Cost	Amortization	cost	2010
Unfavorable lease terms	$(8,486)	$7,821	$—	$(665)
Favorable lease terms charter out	191,874	(21,783)	—	170,091
Favorable lease terms charter-in	3,543	(450)	(3,093)	—
Favorable vessel purchase option	3,667	—	(3,667)	—

Total	$190,598	$(14,412)	$(6,760)	$169,426

Amortization (expense)/income of favorable and unfavorable lease terms for the years ended December 31, 2011, 2010 and 2009 is presented in the following table:

	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009

Unfavorable lease terms	$665	$1,997	$1,997
Favorable lease terms charter-out	(33,311)	(19,685)	(2,098)
Favorable lease terms charter-in	—	(2)	(448)

Total	$(32,646)	$(17,690)	$(549)

The aggregate amortizations of the intangibles are estimated to be as follows:

Year	Amount

2012	$35,921
2013	35,921
2014	25,078
2015	19,804
2016	14,995
2017 and thereafter	44,862

$176,581

On January 8, 2010, Navios Partners purchased from Navios Holdings, the vessel Navios Hyperion, a 2004 built Panamax vessel. Favorable lease terms recognized through this transaction amounted to $30,662 and were related to the acquisition of the rights on the time charter-out contract of the vessel (see note 6).

On March 18, 2010, Navios Partners purchased from Navios Holdings, the vessel Navios Aurora II, a 2009 built Capesize vessel. Favorable lease terms recognized through this transaction amounted to $42,524 and were related to the acquisition of the rights on the time charter-out contract of the vessel (see note 6).

On May 21, 2010, Navios Partners purchased from Navios Holdings, the vessel Navios Pollux, a 2009 built Capesize vessel. Favorable lease terms recognized through this transaction amounted to $37,979 and were related to the acquisition of the rights on the time charter-out contract of the vessel (see note 6).

On November 15, 2010, Navios Partners purchased from Navios Holdings, the vessels Navios Melodia and Navios Fulvia, two 2010 built Capesize vessels. Favorable lease terms recognized through this transaction amounted to $13,802 for Navios Melodia and $31,199 for Navios Fulvia and were related to the acquisition of the rights on the time charter-out contracts of the vessels (see note 6).

                           On May 19, 2011, Navios Partners purchased from Navios Holdings, the Navios Luz, a 2010 built Capesize vessel and the Navios Orbiter, a 2004 built Panamax vessel. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter-out contracts of the vessels (see note 6).

     The Navios Apollon was off-hire due to an engine breakdown and therefore the charter-out contract was terminated. The net book value of the favorable lease term that was attached to the time charter-out contract was $3,979 and was written-off in the statement of income.

     During the year ended December 31, 2011, December 31, 2010 and December 31, 2009, favorable purchase option and favorable lease terms transferred to the acquisition cost of vessels amounted to $0, $6,760 and $0, respectively. The favorable purchase option and favorable lease terms that were transferred to the acquisition cost of vessels for the year ended December 31, 2010, related to the acquisition of vessel Navios Sagittarius (see note 6).

                       Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 7.7 years for favorable lease terms charter out.